Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Accounts receivable	$14,103	$5,333
Less: Allowance for expected credit losses	(5,343)	(5,333)
Accounts receivable, net	$8,760	$-